UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
OPERATING ACTIVITIES:
Net loss	$ (85,462)	$ (29,166)
Adjustments to reconcile net loss to net cash provided by operating activities:
Non-cash adjustments	82,285	50,995
Decrease/ (increase) in operating assets	42,315	(11,776)
Increase in operating liabilities	17,019	33,156
Payments for drydock and special survey costs	(7,054)	(3,072)
Net cash provided by operating activities	49,103	40,137
INVESTING ACTIVITIES:
Acquisition of investments in affiliates	(7,626)	0
Acquisition of vessels	0	(60,115)
Deposits for vessels, port terminals and other fixed assets acquisition	(25,972)	(44,628)
Loans to affiliate companies	(4,461)	(4,275)
Proceeds from lease receivable	100	0
Proceeds from sale of asset	5,280	0
Purchase of property, equipment and other fixed assets	(3,199)	(3,301)
Net cash used in investing activities	(35,878)	(112,319)
FINANCING ACTIVITIES:
Proceeds from transfer of rights to affiliate company	4,050	0
Fees for repurchase of preferred stock	(482)	0
Repayment of long-term debt and payment of principal	(37,921)	(18,115)
Proceeds from long-term loans, net of deferred finance fees	29,694	63,008
Dividends paid	0	(3,681)
Acquisition of treasury stock	0	(819)
Payments of obligations under capital leases	(12,374)	(2,094)
(Increase)/ decrease in restricted cash	(1,976)	11,000
Net cash (used in)/provided by financing activities	(19,009)	49,299
Decrease in cash and cash equivalents	(5,784)	(22,883)
Cash and cash equivalents, beginning of period	135,992	163,412
Cash and cash equivalents, end of period	130,208	140,529
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	49,630	54,180
Cash paid for income taxes	0	92
Non-cash investing and financing activities
Deposits for vessels, port terminals and other fixed assets	(1,613)	(2,787)
Accrued interest income on loan receivable from affiliate company	1,258	1,078
Accrued interest expense on loan payable to affiliate company	(2,254)	0
Accrued interest expense payable to affiliate company	(325)	0
Acquisition of vessels, port terminals and other fixed assets	0	(100)
Long-term payable to affiliate company	29,423	0
Adjustment for purchase of leased asset	5,243	0
Transfers from deposits for vessels, port terminals and other fixed assets	$ (137,357)	$ 0